Capital and Reserves	12 Months Ended
Mar. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Capital and Reserves
27)	CAPITAL AND RESERVES
A.	Share Capital and Share Premium

	Ordinary Shares*			Class B Shares*
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2018	59,343,426	31	651,576	42,638,206	21	1,309,115
Shares issued during the year on exercise of share based awards	960,418	—	16,627	—	—	—
Balance as at March 31, 2019	60,303,844	31	668,203	42,638,206	21	1,309,115
Balance as at April 1, 2019	60,303,844	31	668,203	42,638,206	21	1,309,115
Shares issued during the year on exercise of share based awards	312,764	—	8,237	—	—	—
Conversion of class B shares to ordinary shares	2,970,295	1	91,195	(2,970,295)	(1)	(91,195)
Balance as at March 31, 2020	63,586,903	32	767,635	39,667,911	20	1,217,920

*	Par value of USD 0.0005 per share

The Company presently has ordinary shares and Class B Convertible Ordinary Shares (“Class B Shares”) with par value of $0.0005 per share. The terms of issue generally provide that the Class B Shares issued to any shareholder will have the same powers and relative participation rights as ordinary shares of the Company and shall vote together with ordinary shares as a single class on all matters on which the Company shareholders are entitled to vote, except as required by applicable law. The Class B Shares will be convertible into an equal number of ordinary shares, which shall be fully paid, non-assessable and free of any preemptive rights, of the Company on demand at the election of the holder, and will be automatically converted into an equal number of ordinary shares upon the transfer of Class B Shares to another party.

Mauritian law mandates that any dividends shall be declared out of the distributable profits, after having set off accumulated losses at the beginning of the accounting period and no distribution may be made unless the Group’s board of directors is satisfied that upon the distribution being made (1) the Company is able to pay its debts as they become due in the normal course of business and (2) the value of the Company’s assets is greater than the sum of (a) the value of its liabilities and (b) Company’s stated capital. Should the Company declare and pay any dividends on ordinary shares, such dividends will be paid in USD to each holder of ordinary shares and Class B shares in proportion to the number of shares held to the total ordinary shares and Class B shares outstanding as on that date.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of Class B shares at par with ordinary shares in proportion to the number of shares held to the total ordinary shares (including class B shares) outstanding as on that date.

B.	Nature and purpose of reserves
i.	Foreign currency translation reserve

The translation reserve comprises foreign currency differences arising from the translation of the financial statements of the Indian, Singapore, Malaysia, Hong Kong, the Netherlands, Thailand, U.A.E, Israel, Peru, Colombia, Indonesia and China subsidiaries.

ii.	Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of equity investments at FVOCI.

iii.	Share-based payment reserve

Share-based payment reserve comprises the value of equity-settled share based awards provided to employees including key management personnel, as part of their remuneration.

C.	Capital management

Equity share capital and other equity are considered for the purpose of Group’s capital management. The Group’s objective for capital management is to manage its capital so as to safeguard its ability to continue as a going concern and to support the growth of the Group. The capital structure of the Group is based on management’s judgement of its strategic and day-to-day needs with a focus on total equity so as to maintain investors, creditors and market confidence. The funding requirements are met through equity and operating cash. The Group is not subject to any externally imposed capital requirements.